ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations by Name (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 28,324	$ 26,899
Goodwill	34,911	28,662	$ 20,227
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	14,396	15,005
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	14,487	8,789
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	3,335	1,500
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	19	20
Asset management
Disclosure of detailed information about business combination [line items]
Goodwill	2,674	3,348
CDK Global [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		301
Accounts receivable and other		544
Other financial assets		32
Inventory		15
Equity accounted investments		175
Investment properties		0
Property, plant and equipment		82
Intangible assets		4,827
Goodwill		4,580
Deferred income tax assets		2
Total assets		10,558
Less:
Accounts payable and other		(995)
Non-recourse borrowings		(72)
Deferred income tax liabilities		(1,098)
Non-controlling interests		(81)
Total liabilities		(2,246)
Identifiable assets acquired (liabilities assumed)		8,312
Consideration		8,300
Watermark Lodging [Member] | Asset management
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		172
Accounts receivable and other		144
Other financial assets		0
Inventory		5
Equity accounted investments		222
Investment properties		0
Property, plant and equipment		3,161
Intangible assets		77
Goodwill		0
Deferred income tax assets		0
Total assets		3,781
Less:
Accounts payable and other		(327)
Non-recourse borrowings		(317)
Deferred income tax liabilities		0
Non-controlling interests		0
Total liabilities		(644)
Identifiable assets acquired (liabilities assumed)		3,137
Consideration		3,100
Irish Office [Member] | Asset management
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		74
Accounts receivable and other		1
Other financial assets		4
Inventory		0
Equity accounted investments		0
Investment properties		1,359
Property, plant and equipment		8
Intangible assets		0
Goodwill		3
Deferred income tax assets		0
Total assets		1,449
Less:
Accounts payable and other		(42)
Non-recourse borrowings		(209)
Deferred income tax liabilities		(84)
Non-controlling interests		0
Total liabilities		(335)
Identifiable assets acquired (liabilities assumed)		1,114
Consideration		1,100
La Trobe [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		155
Accounts receivable and other		37
Other financial assets		4,511
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		4
Intangible assets		646
Goodwill		392
Deferred income tax assets		9
Total assets		5,754
Less:
Accounts payable and other		(39)
Non-recourse borrowings		(4,471)
Deferred income tax liabilities		(194)
Non-controlling interests		0
Total liabilities		(4,704)
Identifiable assets acquired (liabilities assumed)		1,050
Consideration		1,100
Scientific Games, LLC | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		61
Accounts receivable and other		272
Other financial assets		4
Inventory		169
Equity accounted investments		277
Investment properties		0
Property, plant and equipment		313
Intangible assets		3,983
Goodwill		1,235
Deferred income tax assets		4
Total assets		6,318
Less:
Accounts payable and other		(333)
Non-recourse borrowings		0
Deferred income tax liabilities		(206)
Non-controlling interests		0
Total liabilities		(539)
Identifiable assets acquired (liabilities assumed)		5,779
Consideration		5,800
German Office Portfolio | Asset management
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		357
Accounts receivable and other		93
Other financial assets		105
Inventory		0
Equity accounted investments		0
Investment properties		5,429
Property, plant and equipment		35
Intangible assets		0
Goodwill		453
Deferred income tax assets		0
Total assets		6,472
Less:
Accounts payable and other		(243)
Non-recourse borrowings		(1,965)
Deferred income tax liabilities		(760)
Non-controlling interests		(1,509)
Total liabilities		(4,477)
Identifiable assets acquired (liabilities assumed)		1,995
Consideration		2,000
U.S. Wind [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		26
Accounts receivable and other		280
Other financial assets		2
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		1,796
Intangible assets		0
Goodwill		9
Deferred income tax assets		0
Total assets		2,113
Less:
Accounts payable and other		(970)
Non-recourse borrowings		(25)
Deferred income tax liabilities		0
Non-controlling interests		(26)
Total liabilities		(1,021)
Identifiable assets acquired (liabilities assumed)		1,092
Consideration		1,100
US Distributed Generation Portfolio | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		22
Accounts receivable and other		58
Other financial assets		0
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		561
Intangible assets		0
Goodwill		287
Deferred income tax assets		0
Total assets		928
Less:
Accounts payable and other		(77)
Non-recourse borrowings		(48)
Deferred income tax liabilities		(43)
Non-controlling interests		0
Total liabilities		(168)
Identifiable assets acquired (liabilities assumed)		760
Consideration		760
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1,171	1,650
Accounts receivable and other	2,070	2,137
Other financial assets	1,567	4,769
Inventory		523
Equity accounted investments		683
Property, plant and equipment	16,404	7,973
Intangible assets	4,111	11,978
Goodwill	7,211	9,581
Deferred income tax assets	97	73
Total assets	36,168	49,172
Less:
Accounts payable and other	(3,490)	(4,351)
Non-recourse borrowings	(11,952)	(9,107)
Deferred income tax liabilities	(1,938)	(2,857)
Non-controlling interests	(415)	(1,980)
Total liabilities	(18,574)	(18,295)
Preferred Equity from Business Combinations [Member]	641
Identifiable assets acquired (liabilities assumed)	17,594	30,877
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		953
Accounts receivable and other		1,446
Other financial assets		4,558
Inventory		485
Equity accounted investments		461
Investment properties		0
Property, plant and equipment		1,502
Intangible assets		11,594
Goodwill		8,155
Deferred income tax assets		62
Total assets		29,216
Less:
Accounts payable and other		(2,300)
Non-recourse borrowings		(4,924)
Deferred income tax liabilities		(1,911)
Non-controlling interests		(96)
Total liabilities		(9,231)
Identifiable assets acquired (liabilities assumed)		19,985
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	921
Accounts receivable and other	1,475
Other financial assets	1,519
Investment properties	3,244
Property, plant and equipment	8,964
Intangible assets	4,020
Goodwill	5,334
Deferred income tax assets	0
Total assets	25,477
Less:
Accounts payable and other	(1,500)
Non-recourse borrowings	(9,084)
Deferred income tax liabilities	(1,558)
Non-controlling interests	0
Total liabilities	(12,783)
Preferred Equity from Business Combinations [Member]	641
Identifiable assets acquired (liabilities assumed)	12,694
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		7
Accounts receivable and other		10
Other financial assets		11
Inventory		2
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		160
Intangible assets		302
Goodwill		279
Deferred income tax assets		1
Total assets		772
Less:
Accounts payable and other		(55)
Non-recourse borrowings		(52)
Deferred income tax liabilities		(18)
Non-controlling interests		(64)
Total liabilities		(189)
Identifiable assets acquired (liabilities assumed)		583
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	228	85
Accounts receivable and other	585	379
Other financial assets	47	12
Inventory		31
Equity accounted investments
Investment properties	0	0
Property, plant and equipment	7,200	3,087
Intangible assets	8
Goodwill	1,674	691
Deferred income tax assets	97	10
Total assets	10,132	4,295
Less:
Accounts payable and other	(1,944)	(1,201)
Non-recourse borrowings	(2,868)	(424)
Deferred income tax liabilities	(333)	(50)
Non-controlling interests	(414)	(32)
Total liabilities	(5,697)	(1,707)
Preferred Equity from Business Combinations [Member]	0
Identifiable assets acquired (liabilities assumed)	4,435	2,588
Total | Asset management
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		605
Accounts receivable and other		302
Other financial assets		188
Inventory		5
Equity accounted investments		222
Investment properties		9,805
Property, plant and equipment		3,224
Intangible assets		82
Goodwill		456
Deferred income tax assets		0
Total assets		14,889
Less:
Accounts payable and other		(795)
Non-recourse borrowings		(3,707)
Deferred income tax liabilities		(878)
Non-controlling interests		(1,788)
Total liabilities		(7,168)
Identifiable assets acquired (liabilities assumed)		$ 7,721
HomeServe | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	205
Accounts receivable and other	806
Other financial assets	21
Investment properties	0
Property, plant and equipment	118
Intangible assets	2,827
Goodwill	3,337
Deferred income tax assets	0
Total assets	7,314
Less:
Accounts payable and other	(792)
Non-recourse borrowings	(1,006)
Deferred income tax liabilities	(613)
Non-controlling interests	0
Total liabilities	(2,411)
Preferred Equity from Business Combinations [Member]	0
Identifiable assets acquired (liabilities assumed)	4,903
Triton [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	491
Accounts receivable and other	376
Other financial assets	1,495
Investment properties	0
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Deferred income tax assets	0
Total assets	13,046
Less:
Accounts payable and other	(406)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(446)
Non-controlling interests	0
Total liabilities	(8,534)
Preferred Equity from Business Combinations [Member]	641
Identifiable assets acquired (liabilities assumed)	4,512
Data4 [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	189
Accounts receivable and other	284
Other financial assets	3
Investment properties	3,244
Property, plant and equipment	35
Intangible assets	6
Goodwill	808
Deferred income tax assets	0
Total assets	4,569
Less:
Accounts payable and other	(260)
Non-recourse borrowings	(845)
Deferred income tax liabilities	(416)
Non-controlling interests	0
Total liabilities	(1,521)
Preferred Equity from Business Combinations [Member]	0
Identifiable assets acquired (liabilities assumed)	3,048
X-Elio [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	42
Accounts receivable and other	53
Other financial assets	1
Investment properties	0
Property, plant and equipment	1,160
Intangible assets	0
Goodwill	1,333
Deferred income tax assets	75
Total assets	2,957
Less:
Accounts payable and other	(126)
Non-recourse borrowings	(795)
Deferred income tax liabilities	(105)
Non-controlling interests	0
Total liabilities	(1,164)
Preferred Equity from Business Combinations [Member]	0
Identifiable assets acquired (liabilities assumed)	1,793
Deriva (Duke) [Member] | Private Equity
Less:
Consideration	1,100
Deriva (Duke) [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	88
Accounts receivable and other	328
Other financial assets	38
Investment properties	0
Property, plant and equipment	4,024
Intangible assets	0
Goodwill	0
Deferred income tax assets	0
Total assets	4,478
Less:
Accounts payable and other	(1,561)
Non-recourse borrowings	(1,092)
Deferred income tax liabilities	(29)
Non-controlling interests	(343)
Total liabilities	(3,025)
Preferred Equity from Business Combinations [Member]	0
Identifiable assets acquired (liabilities assumed)	1,453
Banks [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	60
Accounts receivable and other	27
Other financial assets	8
Investment properties	0
Property, plant and equipment	995
Intangible assets	0
Goodwill	159
Deferred income tax assets	0
Total assets	1,249
Less:
Accounts payable and other	(142)
Non-recourse borrowings	(297)
Deferred income tax liabilities	(151)
Non-controlling interests	(34)
Total liabilities	(624)
Preferred Equity from Business Combinations [Member]	0
Identifiable assets acquired (liabilities assumed)	625
Consideration	$ 625